Post-employment and Other Employee-related Liabilities Summary of Changes in the Fair Value of the Plan's Level 3 Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	$ 168.6
Fair value of plan assets at end of year	146.2	$ 168.6
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	60.4	50.4
Fair value of plan assets at end of year	54.0	60.4
Purchases | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined Benefit Plan, Purchases, Sales, and Settlements	0.1	14.9
Sales | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined Benefit Plan, Purchases, Sales, and Settlements	(7.6)	(6.2)
Interest credit during the year | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Defined Benefit Plan, Purchases, Sales, and Settlements	$ 1.1	$ 1.3